CREDIT FACILITY (Details) - Line of Credit - Revolving Credit Facility - USD ($)		12 Months Ended
	Aug. 14, 2023	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2024
Debt Instrument [Line Items]
Credit facility amount	$ 15,000,000			$ 18,000,000
Variable interest rate margin on credit facility	3.50%
Required unsecured deposits balance under credit facility terms	$ 20,000,000			$ 18,000,000
Unused capacity commitment fee, percent	0.25%
Amount utilized under credit facility		$ 18,000,000	$ 15,000,000
Annual interest rate		7.86%	8.86%
Interest expenses		$ 41,000	$ 19,000